CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	ABIC	HD Backstop	KYMCO	Common Stock	Common Stock ABIC	Common Stock HD Backstop	Common Stock KYMCO	Additional paid-in capital	Additional paid-in capital ABIC	Additional paid-in capital HD Backstop	Additional paid-in capital KYMCO	Accumulated Deficit	Accumulated other comprehensive income (loss)	Net Parent company investment	Treasury Stock, Common [Member]
Balance, beginning at Dec. 31, 2020	$ 2,023				$ 0				$ 0				$ 0	$ 230	$ 1,793	$ 0
Balance, beginning of period (in shares) at Dec. 31, 2020					0
Increase (Decrease) in Stockholders' Equity
Net loss	(68,292)														(68,292)
Other comprehensive income, net of tax	(85)													(85)
Net contribution from H-D	86,279														86,279
Balance, ending at Dec. 31, 2021	19,925				$ 0				0				0	145	19,780
Balance, ending of period (in shares) at Dec. 31, 2021					0
Increase (Decrease) in Stockholders' Equity
Net loss	(78,938)
Other comprehensive income, net of tax	(154)													(154)
Net contribution from H-D	79,922														79,922
Issuance of common stock to H-D upon separation and reclassification of Net Parent company investment, including separation adjustments	5,183				$ 16				48,360					9	(43,202)
Issuance of common stock to H-D upon separation and reclassification of Net Parent company investment, including separation adjustments (in shares)					161,000
Issuance of common stock, value		$ 430	$ 179,867	$ 100,000		$ 1	$ 2	$ 1		$ 429	$ 179,865	$ 99,999
Issuance of common stock (in shares)						11,403	20,000	10,000
Share-based compensation	565								565
Balance, ending at Dec. 31, 2022	$ 306,800				$ 20				329,218				(22,438)	0	0
Balance, ending of period (in shares) at Dec. 31, 2022	202,403,000				202,403
Balance, beginning of period (in shares) at Sep. 26, 2022	202,402,888
Increase (Decrease) in Stockholders' Equity
Net loss	$ (22,438)												(22,438)
Balance, ending at Dec. 31, 2022	$ 306,800				$ 20				329,218				(22,438)	0	0
Balance, ending of period (in shares) at Dec. 31, 2022	202,403,000				202,403
Increase (Decrease) in Stockholders' Equity
Net loss	$ (109,550)												(109,550)
Other comprehensive income, net of tax	17													17
Share-based compensation	8,926								8,926
Share-based compensation (in shares)					672
Shareholder warrants exercised	1,639								1,639
Shareholder warrants exercised (in shares)					135
Repurchase of common stock	(1,969)															(1,969)
Balance, ending at Dec. 31, 2023	$ 205,863				$ 20				$ 339,783				$ (131,988)	$ 17	$ 0	$ (1,969)
Balance, ending of period (in shares) at Dec. 31, 2023	203,030,000				203,210